Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryovers	$ 1,340,152	$ 1,004,029
Deferred tax assets, gross	1,340,152	1,004,029
Less: valuation allowance	(1,340,152)	(1,004,029)	$ (505,871)
Deferred tax assets, net
Deferred tax assets (liabilities), net